Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share

11. Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Preferred Stock met the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator. The following table sets forth the computation of basic and diluted earnings per common share for the three and six months ended June 30, 2012 and 2011:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net income	$11,172	$21,795	$23,018	$31,211
Less distributed and undistributed net income allocated to participating preferred stock	(1,685)	(4,417)	(7,664)	(6,824)

Net income allocated to common shareholders	$9,487	$17,378	$15,354	$24,387

(Units in Thousands)
Average common shares outstanding	100,779	74,792	88,454	74,764
Common share equivalents:
Stock options	1,530	2,422	1,691	2,460
Nonvested stock	265	354	269	396

Average common shares outstanding, assuming dilution	102,574	77,568	90,414	77,620

Basic earnings per share	$0.09	$0.23	$0.17	$0.33
Diluted earnings per share	$0.09	$0.23	$0.17	$0.32

On January 25, 2012, the Company’s Board of Directors approved a special cash dividend of $4,482 to the holders of the Series A Preferred Stock, which was paid on March 1, 2012, in order to induce conversion to shares of Common Stock. On April 24, 2012, the Company’s Board of Directors approved a special cash dividend of $1,073 to the holders of the Series B Preferred Stock, which was paid on June 19, 2012. The Company has included the special cash dividends as distributed net income attributable to participating securities. In addition, the Company included the Series A Preferred Stock and Series B Preferred Stock as a participating security through the date of conversion and upon conversion, the Company included the shares in common shares outstanding.

Certain securities were antidilutive and were therefore excluded from the calculation of diluted earnings per share. Common shares attributed to these antidilutive securities had these securities been exercised or converted as of June 30, 2012 and 2011 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Stock Options	4,121,160	2,906,190	5,905,837	3,415,627

23. Earnings Per Share

The Company calculates earnings per share in accordance with ASC 260, Earnings per Share. Because the Company’s Series A and Series B Cumulative Convertible Preferred Stock meet the definition of participating securities, this guidance requires the use of the Two-Class Method to calculate basic and diluted earnings per share. The Two-Class Method allocates earnings between common and participating shares. In calculating basic earnings per common share, only the portion of earnings allocated to common shares is used in the numerator. The following table sets forth the computation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009
Net income attributable to the Company from continuing operations	$52,729	$188,900	$53,537
Less distributed and undistributed income from continuing operations allocated to participating preferred stock	(11,218)	(44,120)	(19,615)

Net income from continuing operations allocated to common shareholders	41,511	144,780	33,922
Discontinued operations allocated to common shareholders, net of income taxes	—	—	(121)

Net income allocated to common shareholders	$41,511	$144,780	$33,801

(Units in Thousands)
Average common shares outstanding	74,892	72,479	42,126
Common share equivalents:
Stock options	2,209	1,674	810
Nonvested stock	405	436	363

Average common shares outstanding, assuming dilution	77,506	74,589	43,299

Net income per common share, basic Continuing operations	$0.55	$2.00	$0.80
Net income per common share, assuming dilution Continuing operations	$0.54	$1.94	$0.78

Certain securities were antidilutive and were therefore excluded from the calculation of diluted earnings per share. Common shares attributed to these antidilutive securities had these securities been exercised or converted at December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
Stock Options	5,160,127	4,525,440	5,997,510